Net Loss per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Net Loss per Share
15. Net Loss per Share
The following table sets forth the computation of basic
 and diluted
net
loss per share for the years ended December 31, 2017, 2018 and 2019:

	For the year ended December 31,
	2017	2018	2019

	RMB	RMB	RMB
Numerator:
Net loss	(163,932)	(209,295)	(601,455)
Net loss/(income) attributable to non-controlling interests shareholders	30,355	385	(48)
Accretions of preferred shares to redemption value (Note 12 )	—	(30,311)	(35,893)

Net loss attributable to ordinary shareholders of the Company	(133,577)	(239,221)	(637,396)

Denominator:
Weighted average number of ordinary shares/ADSs outstanding, basic	65,387,160	85,346,790	95,445,982
Weighted average number of ordinary shares/ADSs outstanding, diluted	65,387,160	85,346,790	95,445,982
Net loss per share /ADS , basic	(2.04)	(2.80)	(6.68)
Net loss per share /ADS , diluted	(2.04)	(2.80)	(6.68)
Basic and diluted loss per share are computed using the weighted average number of ordinary shares
/ADS
outstanding during the period.
Options for the purchase of 6,405,000 ordinary shares, as of December 31, 2017,

6,814,815 preferred shares and options for the purchase of 6,991,000 ordinary shares as of December 31, 2018, and options for the purchase of 5,047,330 ordinary shares as of December 31, 2019, respectively, were excluded from the computation of diluted net loss per share for the years then ended because of their anti-dilutive effect.